Annual Total Returns- DWS Tax-Exempt Portfolio (DWS Tax Free Mony Fund Cl S) [BarChart] - DWS Tax Free Mony Fund Cl S - DWS Tax-Exempt Portfolio - DWS Tax-Free Money Fund Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	0.02%	0.04%	0.03%	0.02%	0.30%	0.63%	1.18%	1.27%	0.44%